FORM 13F SUMMARY PAGE

Report Summary:  13F - Holdings Report

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   543

Form 13F Information Table Value Total:   $1,326,214
                                           (x 1,000)

List of Other Included Managers:

1)  28-05705     Investors Management Group LTD of Illinois
2)  28-05707     Investors Management Group LTD of Iowa